DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2026			31 December 2025
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	12,362	82	74	10,555	86	131
Interest rate contracts	78,050	585	767	25,821	207	346
Inflation rate contracts	85	6	16	171	16	30
Equity and credit contracts	546	98	22	581	104	22
Total derivatives held for trading	91,043	771	879	37,128	413	529
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	6,093	73	39	4,099	86	16
Interest rate contracts	185,883	1,567	275	169,125	564	478
Inflation rate contracts	1,850	12	3	1,850	69	–
0	193,826	1,652	317	175,074	719	494
Designated as cash flow hedges:
Exchange rate contracts	19,220	350	271	18,343	500	378
Interest rate contracts	39,667	221	412	38,521	329	368
Equity derivative contracts	52	87	–	56	79	–
	58,939	658	683	56,920	908	746
Total derivatives held for hedging	252,765	2,310	1,000	231,994	1,627	1,240
Derivative netting[1]	–	(857)	(857)	–	(1,058)	(1,058)
Total derivatives	343,808	2,224	1,022	269,122	982	711
1 Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£1,148m (2025: £827m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £36m (2025: £23m).